Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Salient MF Trust
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]	smft_SupplementTextBlock

Salient MF Trust (the "Trust")

Supplement Dated July 16, 2015

to the Prospectus dated April 30, 2015

of the Trust

The following information is added alphabetically to the "Fund Summary - Principal Investment Risks" section of the Prospectus for each Fund:

Underlying Funds Risk

Because the Fund may be an "Underlying Fund" for one or more related "fund of funds" and, therefore, a significant percentage of the Fund's outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund's portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Salient Risk Parity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	smft_SupplementTextBlock

Salient MF Trust (the "Trust")

Supplement Dated July 16, 2015

to the Prospectus dated April 30, 2015

of the Trust

The following information is added alphabetically to the "Fund Summary - Principal Investment Risks" section of the Prospectus for each Fund:

Underlying Funds Risk

Because the Fund may be an "Underlying Fund" for one or more related "fund of funds" and, therefore, a significant percentage of the Fund's outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund's portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Salient MLP & Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	smft_SupplementTextBlock

Salient MF Trust (the "Trust")

Supplement Dated July 16, 2015

to the Prospectus dated April 30, 2015

of the Trust

The following information is added alphabetically to the "Fund Summary - Principal Investment Risks" section of the Prospectus for each Fund:

Underlying Funds Risk

Because the Fund may be an "Underlying Fund" for one or more related "fund of funds" and, therefore, a significant percentage of the Fund's outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund's portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Salient Alternative Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	smft_SupplementTextBlock

Salient MF Trust (the "Trust")

Supplement Dated July 16, 2015

to the Prospectus dated April 30, 2015

of the Trust

The following information is added alphabetically to the "Fund Summary - Principal Investment Risks" section of the Prospectus for each Fund:

Underlying Funds Risk

Because the Fund may be an "Underlying Fund" for one or more related "fund of funds" and, therefore, a significant percentage of the Fund's outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund's portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Salient Trend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	smft_SupplementTextBlock

Salient MF Trust (the "Trust")

Supplement Dated July 16, 2015

to the Prospectus dated April 30, 2015

of the Trust

The following information is added alphabetically to the "Fund Summary - Principal Investment Risks" section of the Prospectus for each Fund:

Underlying Funds Risk

Because the Fund may be an "Underlying Fund" for one or more related "fund of funds" and, therefore, a significant percentage of the Fund's outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund's portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Salient Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	smft_SupplementTextBlock

Salient MF Trust (the "Trust")

Supplement Dated July 16, 2015

to the Prospectus dated April 30, 2015

of the Trust

The following information is added alphabetically to the "Fund Summary - Principal Investment Risks" section of the Prospectus for each Fund:

Underlying Funds Risk

Because the Fund may be an "Underlying Fund" for one or more related "fund of funds" and, therefore, a significant percentage of the Fund's outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund's portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Salient MLP Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	smft_SupplementTextBlock

Salient MF Trust (the "Trust")

Supplement Dated July 16, 2015

to the Prospectus dated April 30, 2015

of the Trust

The following information is added alphabetically to the "Fund Summary - Principal Investment Risks" section of the Prospectus for each Fund:

Underlying Funds Risk

Because the Fund may be an "Underlying Fund" for one or more related "fund of funds" and, therefore, a significant percentage of the Fund's outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund's portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Salient Broadmark Tactical Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	smft_SupplementTextBlock

Salient MF Trust (the "Trust")

Supplement Dated July 16, 2015

to the Prospectus dated April 30, 2015

of the Trust

The following information is added alphabetically to the "Fund Summary - Principal Investment Risks" section of the Prospectus for each Fund:

Underlying Funds Risk

Because the Fund may be an "Underlying Fund" for one or more related "fund of funds" and, therefore, a significant percentage of the Fund's outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund's portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.